Shareholders' Equity (Deficit) (Details)								1 Months Ended	12 Months Ended
	Dec. 14, 2023 shares	Oct. 26, 2023 USD ($)	Jul. 31, 2023 $ / shares shares	Oct. 02, 2022 shares	May 23, 2022 shares	Feb. 02, 2022 USD ($) $ / shares	Jan. 28, 2022 shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2023 ₪ / shares	Dec. 31, 2022 ₪ / shares	Sep. 25, 2022 ILS (₪) shares
Shareholders' Equity (Deficit) [Line Items]
Equity instruments amount (in Dollars) | $		$ 975,811							$ 3,795,338
Fair value amount (in Dollars) | $								$ 1,287,173	1,287,173
Net issuance expenses (in Dollars) | $									3,066,656
Fair value warrants (in Dollars) | $									277,600
Ordinary shares, par value (in New Shekels per share) | ₪ / shares												₪ 0.02	₪ 0.02
Ordinary per share (in Dollars per share) | $ / shares										$ 0.00555
Share-based compensation expenses (in Dollars) | $									$ 14,815	$ 52,286
Stockholders equity reverse stock split									On June 26, 2022, the shareholders of the Company approved a 1-for-2 reverse stock split of the Company’s Ordinary Shares, pursuant to which holders of Ordinary Shares received one Ordinary Share, par value NIS 0.02, for every two ordinary shares, par value NIS 0.01, held before the reverse stock split.
Private Placement [Member]
Shareholders' Equity (Deficit) [Line Items]
Gross proceeds (in Dollars) | $		$ 5,100,000
Warrant ordinary shares									1,136,364
Pre-funded warrants purchase shares									3,500,000
Purchase ordinary share								1	1
Warrant, description									each to purchase one Ordinary Share at an exercise price of $1.10 per Ordinary Share (subject to customary adjustments and certain anti-dilution adjustments), and were immediately exercisable for a period of 5.5 years from the date of issuance.
Purchasers subject to a pricing floor price (in Dollars per share) | $ / shares									$ 0.5
Comprehensive loss (in Dollars) | $									$ 247,129
Private Placement [Member] | Warrant [Member]
Shareholders' Equity (Deficit) [Line Items]
Pre-funded warrants purchase shares								2,894,548
Private Placement [Member] | Pre-Funded Warrants [Member]
Shareholders' Equity (Deficit) [Line Items]
Remaining outstanding shares									605,452
IPO [Member]
Shareholders' Equity (Deficit) [Line Items]
Gross proceeds (in Dollars) | $									$ 7,800,000
Warrant exercise price (in Dollars per share) | $ / shares								$ 4	$ 4
Warrant shares								111,261	111,261
Sale closing shares issued			1,950,000
Sale of stock price per share (in Dollars per share) | $ / shares			$ 4
Aggregate purchase shares			292,500
Offering expenses net proceeds (in Dollars) | $									$ 5,800,000
Deferred underwriting commissions (in Dollars) | $									800,000
Offering costs (in Dollars) | $								$ 1,200,000	1,200,000	$ 39,091
Aggregate amount (in Dollars) | $									$ 1,514,928
Converted shares									504,976
Converted value (in Dollars) | $									$ 2,019,904
Fair value warrants (in Dollars) | $									387,660
Repaid credit facility (in Dollars) | $									745,000
Bonus shares issued										179,510
Share-based compensation expenses (in Dollars) | $									$ 296,283	$ 91,377
Warrants shares issued								144,606	144,606
Warrant exercisable shares									1
Fair value of the warrants (in Dollars) | $									$ 85,318
IPO [Member] | Maximum [Member]
Shareholders' Equity (Deficit) [Line Items]
Share capital (in New Shekels) | ₪														₪ 500,000
Capital units authorized														25,000,000
IPO [Member] | Minimum [Member]
Shareholders' Equity (Deficit) [Line Items]
Share capital (in New Shekels) | ₪														₪ 400,000
Capital units authorized														20,000,000
IPO [Member] | Warrant [Member]
Shareholders' Equity (Deficit) [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares			$ 5					$ 1.275	$ 1.275
Aggregate purchase shares			97,500
Fair value warrants (in Dollars) | $									$ 93,600
Warrant exercisable shares									1
Parent Company [Member]
Shareholders' Equity (Deficit) [Line Items]
Converted value (in Dollars) | $						$ 10,000,000
Ordinary shares, par value (in New Shekels per share) | $ / shares						$ 2.7797
Ordinary shares issued							3,237,700
Series A warrants [Member] | Private Placement [Member]
Shareholders' Equity (Deficit) [Line Items]
Warrant ordinary shares									0.005
Remaining outstanding shares									4,636,364
Series B warrants [Member]
Shareholders' Equity (Deficit) [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares								$ 0.005	$ 0.005
Series B warrants [Member] | Private Placement [Member]
Shareholders' Equity (Deficit) [Line Items]
Warrant ordinary shares									140,373
Warrant aggregate shares									5,563,638
Remaining outstanding shares									132,116
Series B warrants [Member] | Private Placement [Member] | Warrant [Member]
Shareholders' Equity (Deficit) [Line Items]
Warrant aggregate shares	140,373
Warrant shares								8,257	8,257
Series B warrants [Member] | Private Placement [Member] | Warrant [Member] | Maximum [Member]
Shareholders' Equity (Deficit) [Line Items]
Warrants cashless exercise shares									2,876,957
Series B warrants [Member] | Private Placement [Member] | Warrant [Member] | Minimum [Member]
Shareholders' Equity (Deficit) [Line Items]
Warrants cashless exercise shares									8,217
Board of Directors [Member]
Shareholders' Equity (Deficit) [Line Items]
Bonus shares issued				672,691	4,178,206
Stock split conversion ratio				0.23	2.5